Segment Reporting (Details) - Schedule of total assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total assets:
Total assets	$ 27,329,186	$ 24,996,094
Total liabilities:
Total liabilities	26,152,137	22,161,135
China [Member]
Total assets:
Total assets	11,704,732	12,625,783
Total liabilities:
Total liabilities	12,102,414	13,163,745
United Stated [Member]
Total assets:
Total assets	15,624,454	12,370,311
Total liabilities:
Total liabilities	$ 14,049,723	$ 8,997,390